Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Payments due by period, total	$ 4,595
Payments due by period, less than 1-year	828
Payments due by period, 2-year	828
Payments due by period, 3-year	828
Payments due by period, 4-year	828
Payments due by period, 5-year	828
Payments due by period, more than 5-years	455
Service Fee To Manager [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Payments due by period, total	3,000
Payments due by period, less than 1-year	600
Payments due by period, 2-year	600
Payments due by period, 3-year	600
Payments due by period, 4-year	600
Payments due by period, 5-year	600
Management Fee To Manager [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Payments due by period, total	1,595
Payments due by period, less than 1-year	228
Payments due by period, 2-year	228
Payments due by period, 3-year	228
Payments due by period, 4-year	228
Payments due by period, 5-year	228
Payments due by period, more than 5-years	$ 455